Prepaid Expenses and Other Current Assets and Other Non-Current Assets	6 Months Ended
Jun. 30, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses, Other Current Assets and Other Non-Current Assets
5.	PREPAID EXPENSES, OTHER CURRENT ASSETS AND OTHER NON-CURRENT ASSETS
Prepaid expenses, other current assets and other
non-current
assets consist of the following:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB
Current assets
Prepaid bandwidth costs	2,542	1,160
Deposits	2,829	2,642
Prepaid travel expense	1,449	914
VAT recoverable (1)	992	1,098
Prepaid office software service fee	1,270	839
Prepaid marketing expenses (2)	25,648	34,806
Prepaid content rental expenses	82	36
Prepaid consulting service fee	27	27
Receivables from third-party payment settlement platform	340	124
Prepayment for repurchase of ordinary shares	—	1,425
Other miscellaneous prepaid expenses	612	166

	35,791	43,237

Non-current assets
Prepaid marketing expenses (2)	18,672	7,954
Deferred initial public offering related costs	—	—
Deposits for lease	1,604	1,692
Prepaid content rental expenses	73	33

	20,349	9,679

(1)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities.
(2)
The Company entered marketing and promotion service agreements with total contract price of RMB 46,410.
The Group recorded the marketing and promotion expenses when actual services were provided and fulfilled. The portion of prepaid marketing expenses is expected to be utilized within the next 12 months is classified as prepaid expenses and other current assets, while the remaining balance is included in other non-current assets on the condensed consolidated balance sheets.